Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

Established 1993

ANNUAL REPORT November 30, 2002

A Portfolio of Federated Total Return Series, Inc.

J. Christopher Donahue

President

Annual Report

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Annual Report of Federated Total Return Bond Fund to Shareholders of the A, B and C Share classes. This report covers the 12-month reporting period ended November 30, 2002. It begins with a commentary by the fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Corp., which is followed by a listing of the fund's bond selections and the financial statements.

This fund is managed to offer shareholders total return opportunities. The multi-sector, all-in-one bond fund invests in a diversified portfolio of fixed-income securities consisting primarily of U.S. government obligations, investment-grade domestic corporate debt, and investment-grade domestic mortgage-backed securities. The fund may also invest in domestic high-yield bonds and foreign fixed-income securities.1

I believe it is important for shareholders to realize the fund's objective is not only just income, but total return. Total return combines both income and capital appreciation potential in contrast to emphasis on income only in the bond fund arena. Through an assessment of economic and market conditions and corporate earnings, fund managers allocate to the sectors and select the securities they expect to provide the best balance between risk and the greatest potential for returns.

During a year that was generally good for bond investors, the fund achieved a competitive return with minimal change in its net asset value. As of November 30, 2002, the fund's total net assets were $823.3 million.

1 International investing involves special risks, including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards. Lower-rated bonds involve a higher degree of credit risk than investment-grade bonds in return for higher yield potential.

Individual share class total return performance for the reporting period, including income and capital gain distributions, follows:2

	Total Return	Income	Capital Gain	Net Asset Value Change
Class A Shares	5.58%	$0.581	$0.052	$10.68 to $10.62 = (0.56)%
Class B Shares	5.05%	$0.528	$0.052	$10.68 to $10.62 = (0.56)%
Class C Shares	5.05%	$0.528	$0.052	$10.68 to $10.62 = (0.56)%

Thank you for choosing Federated Total Return Bond Fund as a diversified, professionally managed way to participate in the total return opportunities of different sectors of the bond market. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue

President

January 15, 2003

2 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were 0.86%, (0.42)% and 4.05%, respectively. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

Joseph M. Balestrino

Senior Vice President
Federated Investment Management Corporation

Investment Review

[Shareholders' Note: This fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph M. Balestrino, who are experts in key bond market sectors: U.S. government--Christopher J. Smith, Vice President; high-yield corporate bonds--Mark E. Durbiano, Senior Vice President; and Donald T. Ellenberger, Vice President. All are with Federated Investment Management Corp.]

Q. What are your comments on the bond markets over the past 12 months?

A. The 12-month reporting period ended November 30, 2002 was positive for all high-quality, fixed-income investors. Interest rates fell across the entire majority spectrum, most notably in the two to five year maturity range. In general, the bond market could be characterized as exhibiting a significant "flight to quality" impact, specifically related to an assortment of terrorist activities, corporate accounting scandals, earnings shortfalls and intermittent economic indicator weakness. In such an uncertain environment, investor demand for high-quality debt securities stayed at a high level for much of the past year. Further augmenting the safety-conscious investor pattern was the fact that the Federal Reserve Board (the "Fed") lowered the Federal Funds Target Rate twice over the past 12 months in a continued effort to help stimulate the U.S. economy. Despite all of the financial market's volatility and seemingly negative corporate developments, it must be noted that most economic indicators had improved from the beginning to the end of the fund's 12-month reporting period. The most notable were improvements in manufacturing, jobless claims, commodity prices and year-over-year earnings' rates.

The fund composition should be expected to maintain an overweight to corporate bonds.

Q. In this environment, how did the fund perform for shareholders?

A. Overall, the fund had a good year in terms of performance. Based on net asset value, Class A, B and C shares posted total returns of 5.58%, 5.05% and 5.05%, respectively. The 5.58% return for the fund's Class A Shares exceeded the 5.33% average return of its peers in the Lipper Investment Grade Debt Funds category.1 However, over the reporting period the fund underperformed the 7.32% return of its benchmark, Lehman Brothers Aggregate Bond Index.2

The fund delivered a solid income stream per share of $0.581, $0.528 and $0.528 for Class A, B and C shares, respectively.

Q. What adjustments did you make in quality and sector allocation?

A. The past year was not one of significant portfolio composition adjustments. The fund's duration,3 or sensitivity to interest rate movements, was generally maintained within a range of 95-105% of the Lehman Brothers Aggregate Bond Index duration. In addition, quality parameters were also maintained with a fairly constant overweight to the higher yielding corporate bond sector. Thus, the portfolio generated an income flow well in excess of either the Lehman index or the Lipper peer group category.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

2 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original amount invested. Indexes are unmanaged and are rebalanced monthly by market capitalization. Investments cannot be made in an index.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to change in interest rates than securities of shorter durations.

Q. How was the fund's portfolio allocated among the various bond sectors as of November 30, 2002?

Percentage of Total Assets
U.S. Treasury and agency obligations	18.75%
Investment-grade corporate debt	26.79%
Mortgage-backed securities	37.97%
High-yield debt	8.89%
Foreign debt	2.95%
Asset-backed securities	0.76%
Cash	3.47%

Q. What were the fund's five largest holdings as of November 30, 2002?

Name/Coupon/Maturity	Percentage of Net Assets
U.S. Treasury Bond, 5.375%, due 2/15/2031	3.5%
Federated Home Loan Mortgage Corporation, 4.875%, due 3/15/2007	2.6%
U.S. Treasury Note, 4.00%, due 11/15/2012	2.0%
Federated Home Loan Mortgage Corporation, 5.75%, due 3/15/2009	1.2%
Federated Home Loan Mortgage Corporation, 5.625%, due 3/15/2011	1.1%
TOTAL	10.4%

Q. What is your outlook for the market for the end of 2002 and the beginning of 2003?

A. The Fed lowered its Federal Funds Target Rate in November 2002 from 1.75% to 1.25%. The associated text release hinted that near term policy is likely to remain unchanged, barring a substantial departure from economic expectations. The Fed essentially views the U.S. economy as equally balanced between growth and weakness risks. On the other hand, it does appear that corporate earnings, as was evident in the third quarter of 2002, are poised to outpace the comparable period of one year ago. Thus, over the coming months, it is quite possible that those bond sectors most correlated to economic growth and high earnings could become relatively more in favor. For this reason, the fund's portfolio composition should be expected to maintain an overweight allocation to corporate bonds.

Federated Total Return Bond Fund--Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (Class A Shares) (the "Fund") from August 16, 2001 (start of performance) to November 30, 2002 compared to the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns[3] for the Year Ended 11/30/2002
1 Year	0.86%
Start of Performance (8/16/2001)	2.41%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBAB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

Federated Total Return Bond Fund--Class B Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (Class B Shares) (the "Fund") from August 3, 2001 (start of performance) to November 30, 2002 compared to the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns[3] for the Year Ended 11/30/2002
1 Year	(0.42)%
Start of Performance (8/3/2001)	2.51%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 4.75% on any redemption less than two years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBAB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Total Return Bond Fund--Class C Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (Class C Shares) (the "Fund") from August 2, 2001 (start of performance) to November 30, 2002 compared to the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns[3] for the Year Ended 11/30/2002
1 Year	4.06%
Start of Performance (8/2/2001)	5.96%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBAB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

Portfolio of Investments

November 30, 2002

Principal Amount			Value
		CORPORATE BONDS--26.6%
		Aerospace & Defense--0.9%
$2,000,000		Boeing Capital Corp., 6.50%, 2/15/2012	$2,100,360
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,035,980
900,000		Raytheon Co., 8.20%, 3/1/2006	991,278
325,000		Raytheon Co., Note, 6.30%, 3/15/2005	339,999
2,425,000		Raytheon Co., Note, 6.75%, 8/15/2007	2,621,280

		TOTAL	7,088,897

		Air Transportation--1.1%
2,950,000		Delta Air Lines, Inc., Pass Thru Cert., 7.57%, 11/18/2010	2,886,132
750,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	616,410
1,391,260		Northwest Airlines Corp., 7.935%, 4/1/2019	1,511,256
702,878		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	741,480
1,800,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,839,060
2,000,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,525,000

		TOTAL	9,119,338

		Automotive--1.0%
1,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	1,790,582
100,000		Ford Holdings, Inc., Deb., 9.30%, 3/1/2030	101,182
200,000		Ford Motor Co., Deb., 6.50%, 8/1/2018	162,076
100,000		Ford Motor Co., Deb., 8.875%, 11/15/2022	98,258
200,000		Ford Motor Co., Deb., 8.90%, 1/15/2032	190,886
255,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	217,905
650,000		Hertz Corp., 8.25%, 6/1/2005	659,730
4,000,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	3,981,240
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	547,696
200,000		Johnson Controls, Inc., Sr. Note, 6.30%, 2/1/2008	216,700

		TOTAL	7,966,255

		Banking--2.1%
150,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	161,988
3,100,000		Astoria Financial Corp., 5.75%, 10/15/2012	3,000,614
Principal Amount			Value
		CORPORATE BONDS--continued
		Banking--continued
$2,750,000	[1,2]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	$3,271,675
200,000		Chase Manhattan Corp., Sub. Note, Series A, 6.50%, 7/8/2013	205,452
260,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	274,932
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,108,490
100,000		Key Bank, N.A., Sub. Note, 7.00%, 2/1/2011	109,026
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,329,460
1,481,776	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,612,944
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	316,581
3,750,000		U.S. Bank N.A., 6.30%, 2/4/2014	4,115,138

		TOTAL	17,506,300

		Beverage & Tobacco--0.1%
100,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	104,835
500,000		Philip Morris Cos., Inc., Note, 7.00%, 7/15/2005	531,615

		TOTAL	636,450

		Broadcast Radio & TV--1.6%
1,250,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	1,264,062
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,972,840
2,000,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	2,046,660
3,150,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	3,189,375
4,000,000		Univision Communications, Inc., 7.85%, 7/15/2011	4,413,280

		TOTAL	12,886,217

		Cable Television--0.2%
1,680,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,759,800

		Chemicals & Plastics--0.2%
137,000		Du Pont (E.I.) de Nemours & Co., Deb., 7.50%, 3/1/2033	140,457
500,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	149,474
1,600,000		Monsanto Co., 7.375%, 8/15/2012	1,654,368

		TOTAL	1,944,299

		Consumer Products--0.8%
4,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	4,345,000
2,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,264,900

		TOTAL	6,609,900

Principal Amount			Value
		CORPORATE BONDS--continued
		Ecological Services & Equipment--0.4%
$400,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	$417,904
1,300,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,378,052
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,059,880
750,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	834,413

		TOTAL	3,690,249

		Education--0.3%
1,800,000		Boston University, 7.625%, 7/15/2097	1,994,274
725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	849,040

		TOTAL	2,843,314

		Finance - Automotive--1.6%
2,000,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	1,989,520
250,000		Ford Motor Credit Co., Note, 6.20%, 1/23/2008	233,252
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	192,036
100,000		Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	89,459
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	190,508
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	1,933,780
3,850,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	3,743,932
1,000,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,045,540
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	186,184
200,000		General Motors Acceptance Corp., Note, 8.50%, 1/1/2003	200,886
3,000,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	3,049,590

		TOTAL	12,854,687

		Finance - Retail--0.8%
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,509,615
2,750,000		Household Finance Corp., Note, 6.75%, 5/15/2011	2,730,145
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	153,246
2,000,000		Sears Roebuck Acceptance Corp., 6.70%, 4/15/2012	1,903,280
700,000		Sears Roebuck Acceptance Corp., Bond, 7.00%, 6/1/2032	605,731
100,000		Sears Roebuck Acceptance Corp., Unsub., 6.25%, 5/1/2009	93,949

		TOTAL	6,995,966

		Financial Intermediaries--1.6%
600,000		Aetna, Inc., Sr. Deb., 6.75%, 9/15/2013	637,836
100,000		Bank of New York Co., Inc., Sr. Sub. Note, Series D, 7.75%, 10/27/2015	104,312
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$400,000		Bankers Trust Corp., Sub. Note, 8.25%, 5/1/2005	$439,748
150,000		Bear Stearns Cos., Inc., Sr. Note, 6.125%, 2/1/2003	151,147
100,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.625%, 12/7/2009	113,132
3,100,000		Capital One Financial Corp., Sr. Note, 7.25%, 12/1/2003	3,088,375
65,000		Citigroup Capital II, Company Guarantee, 7.75%, 12/1/2036	67,554
2,000,000	[1,2]	Fidelity Investments, Bond, 7.57%, 6/15/2029	2,290,440
1,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,618,455
100,000		Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	108,863
400,000		Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	432,620
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	100,171
100,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	111,659
750,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	767,970
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	312,773
200,000		Merrill Lynch & Co., Inc., Note, 6.33%, 2/25/2014	202,036
600,000		Salomon Smith Barney Holdings, Inc., Note, Series J, 8.00%, 2/11/2010	606,492
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,395,935

		TOTAL	13,549,518

		Financial Services--0.9%
120,000		FINOVA Group, Inc., Sr. Secd. Note, 7.50%, 11/15/2009	42,000
2,000,000		MBNA Corp., 7.50%, 3/15/2012	2,053,880
100,000		Morgan Stanley, Unsub., 6.75%, 4/15/2011	107,900
4,500,000		SLM Corporation, 5.625%, 4/10/2007	4,822,605

		TOTAL	7,026,385

		Food & Drug Retailers--0.1%
150,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	167,570
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	190,700
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	257,168
295,000		Safeway, Inc., 6.05%, 11/15/2003	303,779

		TOTAL	919,217

		Food Products--0.8%
3,500,000		Kellogg Co., 7.45%, 4/1/2031	4,158,910
950,000		Kraft Foods, Inc., 5.625%, 11/1/2011	991,116
1,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,093,610

		TOTAL	6,243,636

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--0.4%
$2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	$2,985,192

		Health Care--0.6%
410,000		Guidant Corp., 6.15%, 2/15/2006	435,953
2,900,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	2,884,746
1,500,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	1,667,670

		TOTAL	4,988,369

		Industrial Products & Equipment--0.8%
2,750,000		Textron Financial Corp., 5.875%, 6/1/2007	2,832,858
100,000		Textron Financial Corp., Note, Series MTNE, 5.95%, 3/15/2004	102,914
3,000,000		Tyco International Group, 6.375%, 10/15/2011	2,647,500
750,000		Tyco International Group, Note, 4.95%, 8/1/2003	728,438

		TOTAL	6,311,710

		Insurance--0.6%
600,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	462,546
3,750,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	3,860,362
400,000		Hartford Life, Inc., Note, 7.10%, 6/15/2007	432,728
360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	381,877

		TOTAL	5,137,513

		Leisure & Entertainment--0.4%
2,000,000		International Speedway Corp., 7.875%, 10/15/2004	2,130,380
1,400,000		Viacom, Inc., 5.625%, 8/15/2012	1,451,394

		TOTAL	3,581,774

		Machinery & Equipment--0.0%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	67,361
300,000		Caterpillar, Inc., Sr. Deb., 7.25%, 9/15/2009	340,362

		TOTAL	407,723

		Metals & Mining--0.7%
1,534,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,733,972
415,000		Inco Ltd., Note, 9.60%, 6/15/2022	438,003
2,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,099,260
1,200,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	1,270,075

		TOTAL	5,541,310

Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--1.3%
$100,000		BP Amoco PLC, Deb., 8.75%, 3/1/2032	$132,953
2,000,000		Conoco, Inc., 7.25%, 10/15/2031	2,280,620
4,400,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	5,021,808
250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	273,410
1,650,000		Pemex Project Funding Master Trust, Company Guarantee, 9.125%, 10/13/2010	1,827,375
750,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	830,108

		TOTAL	10,366,274

		Pharmaceutical--0.1%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	453,760

		Printing & Publishing--0.4%
300,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	332,715
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,762,335
1,200,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	1,311,132

		TOTAL	3,406,182

		Rail Industry--0.3%
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,094,607

		Real Estate--0.9%
2,250,000		EOP Operating LP, 7.375%, 11/15/2003	2,340,292
2,750,000		EOP Operating LP, 7.75%, 11/15/2007	3,064,490
1,440,000	[1,2]	Simon Property Group, Inc., 6.35%, 8/28/2012	1,456,603
750,000		Sun Communities, Inc., Medium-Term Note, 6.77%, 5/16/2005	771,563

		TOTAL	7,632,948

		Retailers--0.0%
100,000		Sears, Roebuck & Co., Deb., 9.375%, 11/1/2011	102,601
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	314,000

		TOTAL	416,601

		Services--0.0%
248,000		Stewart Enterprises, Inc., Note, 6.40%, 5/1/2003	249,240

		Sovereign--0.5%
5,300,000		New South Wales, State of, Local Govt. Guarantee, 6.50%, 5/1/2006	3,077,006
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	1,071,470

		TOTAL	4,148,476

Principal Amount			Value
		CORPORATE BONDS--continued
		Steel--0.2%
$2,000,000		Allegheny Technologies, Inc., Note, 8.375%, 12/15/2011	$1,939,100

		Supranational--0.1%
1,000,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,064,560

		Technology Services--1.1%
2,000,000		Computer Sciences Corp., 7.375%, 6/15/2011	2,224,440
150,000		International Business Machines Corp., Deb., 8.375%, 11/1/2019	184,313
3,100,000	[3]	International Business Machines Corp., Note, 6.45%, 8/1/2007	3,424,260
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	115,774
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,887,500

		TOTAL	8,836,287

		Telecommunications & Cellular--2.2%
620,000		Airtouch Communications, Inc., 6.65%, 5/1/2008	658,068
3,000,000		AT&T Corp., 7.30%, 11/15/2011	3,037,500
1,800,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	2,038,500
2,300,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	2,273,918
115,000		GTE Corp., Deb., 7.83%, 5/1/2023	116,848
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	105,563
1,000,000	[4]	MetroNet Communications Corp., Sr. Note, 10.625%, 11/1/2008	150,000
600,000	[4]	MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	93,000
200,000		New York Telephone Co., Deb., 7.00%, 8/15/2025	181,104
200,000		Pacific Bell, Deb., 7.375%, 6/15/2025	202,102
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	203,884
250,000		Sprint Capital Corp., 5.875%, 5/1/2004	249,063
1,100,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	987,250
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	2,621,250
1,462,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	1,553,375
3,400,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	3,735,784

		TOTAL	18,207,209

		Utilities--1.5%
600,000		Cincinnati Gas and Electric Co., Note, 6.35%, 6/15/2003	604,896
100,000		Consolidated Edison Co., Deb., Series B, 7.50%, 9/1/2010	114,529
3,250,000		FirstEnergy Corp., 7.375%, 11/15/2031	3,159,910
Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--continued
$100,000		Florida Power & Light Co., 1st Mtg. Bond, 7.75%, 2/1/2023	$103,320
1,050,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	848,689
160,000		Interstate Power Co., 1st Mtg. Bond, 8.625%, 9/15/2021	167,990
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	224,338
98,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series A, 6.75%, 11/1/2023	99,450
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	219,146
250,000	[1,2]	Oncor, Inc., 6.375%, 5/1/2012	256,883
3,250,000	[1,2]	Oncor, Inc., 7.00%, 9/1/2022	3,144,375
200,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 10/1/2023	200,250
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,015,000
100,000		Virginia Electric & Power Co., 1st Ref. Mtg., Series D, 7.50%, 6/1/2023	103,155
100,000		West Penn Power Co., Note, Series A, 6.375%, 6/1/2004	88,883
230,000		Wisconsin Electric Power Co., 1st Mtg. Bond, 7.125%, 3/15/2016	230,768
350,000		Wisconsin Power & Light, Note, 7.00%, 6/15/2007	386,754

		TOTAL	11,968,336

		TOTAL CORPORATE BONDS (IDENTIFIED COST $214,272,729)	219,377,599

		ASSET-BACKED SECURITIES--0.8%
		Structured Product--0.6%
601,722	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	628,516
2,000,000		Chase Credit Card Owner Trust, Class A, 6.66%, 1/15/2007	2,119,040
750,000		Citibank Credit Card Master Trust 1997-6, Class A, 6.323%, 8/15/2006	720,367
1,900,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	764,788
197,947	[1]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	118,768
80,850	[1]	Option One Mortgage Securities Corp. 1999-4, Class CTF, 9.66%, 9/26/2031	80,941

		TOTAL	4,432,420

		Whole Loan--0.2%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,599,900
270,746	[1,2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.0683%, 1/28/2025	209,322

		TOTAL	1,809,222

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,124,687)	6,241,642

Principal Amount			Value
		GOVERNMENT AGENCIES--7.6%
$400,000		Federal Home Loan Bank System, Bond, 3.24%, 3/30/2006	$399,688
100,000		Federal Home Loan Bank System, Bond, 4.125%, 9/22/2009	103,179
100,000		Federal Home Loan Bank System, Bond, 6.46%, 3/7/2011	101,183
200,000		Federal Home Loan Bank System, Bond, Series 1S07, 4.00%, 10/10/2007	200,006
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	217,668
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	107,847
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	604,186
20,000,000		Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	21,177,200
9,000,000		Federal Home Loan Mortgage Corp., 5.75%, 3/15/2009	9,797,490
2,500,000		Federal Home Loan Mortgage Corp., 6.625%, 9/15/2009	2,845,950
100,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 6/24/2008	102,266
100,000		Federal Home Loan Mortgage Corp., Note, 3.05%, 7/15/2004	100,703
8,500,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011	9,102,650
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.00%, 2/13/2017	204,486
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 8.00%, 3/28/2012	207,960
5,000,000		Federal National Mortgage Association, 8.30%, 5/27/2010	5,148,850
300,000		Federal National Mortgage Association, Medium-Term Note, Series MTN, 6.27%, 2/13/2008	302,523
8,000,000		Federal National Mortgage Association, Note, 5.50%, 2/15/2006	8,604,000
200,000		Federal National Mortgage Association, Unsecd. Note, 3.32%, 3/4/2004	200,850
1,900,000		Federal National Mortgage Association, Unsecd. Note, 6.50%, 8/15/2004	2,038,377
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,075,960

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $57,822,851)	62,643,022

		SOVEREIGN GOVERNMENT--2.6%
4,600,000		Austria, Government of, Bond, 5.00%, 1/15/2008	4,799,391
3,000,000		Canada, Government of, 5.00%, 9/1/2004	1,974,281
4,700,000		Germany, Government of, Bond, 4.00%, 2/16/2007	4,717,765
4,850,000		Italy, Government of, 4.50%, 5/1/2009	4,901,092
4,500,000		Italy, Government of, Bond, 5.50%, 11/1/2010	4,794,153

		TOTAL SOVEREIGN GOVERNMENT (IDENTIFIED COST $19,951,935)	21,186,682

		U.S. TREASURY SECURITIES--11.1%
		U.S. Treasury Bonds--8.1%
300,000		United States Treasury Bond, 11.75%, 11/15/2014	441,231
300,000		United States Treasury Bond, 6.75%, 8/15/2026	361,719
Principal Amount or Shares			Value
		U.S. TREASURY SECURITIES--continued
		U.S. Treasury Bonds--continued
$1,210,000		United States Treasury Bond, 8.75%, 5/15/2017	$1,692,016
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,468,948
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,481,772
1,400,000		United States Treasury Bond, 9.875%, 11/15/2015	2,094,582
1,830,000		United States Treasury Bond, 8.125%, 8/15/2019	2,459,575
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,579,214
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,222,132
3,000,000		United States Treasury Bond, 6.125%, 11/15/2027	3,374,970
3,700,000		United States Treasury Bond, 8.125%, 5/15/2021	5,013,426
6,000,000		United States Treasury Bond, 6.25%, 5/15/2030	6,909,540
8,000,000		United States Treasury Bond, 5.50%, 8/15/2028	8,310,160
27,250,000		United States Treasury Bond, 5.375%, 2/15/2031	28,597,240

		TOTAL	67,006,525

		U.S. Treasury Notes--3.0%
8,000,000		United States Treasury Note, 3.50%, 11/15/2006	8,162,400
16,864,000		United States Treasury Note, 4.00%, 11/15/2012	16,579,336

		TOTAL	24,741,736

		TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $87,330,501)	91,748,261

		PREFERRED STOCKS--0.1%
		Financial Intermediaries--0.1%
21,000		Citigroup, Inc., Cumulative Pfd. (IDENTIFIED COST $1,003,086)	1,038,188

		WARRANTS--0.0%
4,750	[4]	Arcadia Financial Ltd., Warrants (IDENTIFIED COST $0)	48

Shares			Value
		MUTUAL FUNDS--50.7%
29,614,806		Federated Mortgage Core Portfolio	$303,551,764
13,892,229		High Yield Bond Portfolio	84,881,522
28,563,651		Prime Value Obligations Fund, Class IS	28,563,651

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $408,556,180)	416,996,937

		TOTAL INVESTMENTS (IDENTIFIED COST $796,061,969)[5]	$819,232,379

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2002, these securities amounted to $15,096,231 which represents 1.8% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $14,896,522 which represents 1.8% of net assets.

2 Denotes a security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Non-income producing.

5 The cost of investments for federal tax purposes amounts to $799,872,349. The net unrealized appreciation of investments on a federal tax basis amounts to $19,360,030 which is comprised of $25,751,410 appreciation and $6,391,380 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($823,285,859) at November 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $796,061,969)		$819,232,379
Cash denominated in foreign currency (identified cost $497,010)		499,890
Short-term investments held as collateral for securities lending		2,344,360
Income receivable		5,718,186
Receivable for shares sold		1,299,625

TOTAL ASSETS		829,094,440

Liabilities:
Payable for shares redeemed	$1,337,938
Payable to bank	9,906
Income distribution payable	1,932,310
Payable on collateral due to broker	2,344,360
Accrued expenses	184,067

TOTAL LIABILITIES		5,808,581

Net assets for 77,511,458 shares outstanding		$823,285,859

Net Assets Consist of:
Paid in capital		$808,763,920
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		23,194,599
Accumulated net realized loss on investments and foreign currency transactions		(9,442,376)
Undistributed net investment income		769,716

TOTAL NET ASSETS		$823,285,859

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($442,667,816 ÷ 41,677,086 shares outstanding)		$10.62

Offering price per share		$10.62

Redemptions proceeds per share		$10.62

Institutional Service Shares:
Net asset value per share ($253,206,901 ÷ 23,839,093 shares outstanding)		$10.62

Offering price per share		$10.62

Redemption proceeds per share		$10.62

Class A Shares:
Net asset value per share ($60,728,003 ÷ 5,717,334 shares outstanding)		$10.62

Offering price per share (100/95.50 of $10.62)[1]		$11.12

Redemption proceeds per share		$10.62

Class B Shares:
Net asset value per share ($52,396,401 ÷ 4,932,909 shares outstanding)		$10.62

Offering price per share		$10.62

Redemption proceeds per share (94.50/100 of $10.62)[1]		$10.04

Class C Shares:
Net asset value per share ($14,286,738 ÷ 1,345,036 shares outstanding)		$10.62

Offering price per share		$10.62

Redemption proceeds per share (99.00/100 of $10.62)[1]		$10.51

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2002

Investment Income:
Dividends			$19,921,922
Interest (including income on securities loaned of $75,316; net of foreign taxes withheld of $10,076)			22,844,671

TOTAL INCOME			42,766,593

Expenses:
Investment adviser fee		$2,647,351
Administrative personnel and services fee		497,702
Custodian fees		45,812
Transfer and dividend disbursing agent fees and expenses		288,341
Directors'/Trustees' fees		6,232
Auditing fees		12,233
Legal fees		7,087
Portfolio accounting fees		138,112
Distribution services fee--Institutional Service Shares		542,005
Distribution services fee--Class A Shares		61,249
Distribution services fee--Class B Shares		222,686
Distribution services fee--Class C Shares		67,899
Shareholder services fee--Institutional Shares		954,478
Shareholder services fee--Institutional Service Shares		542,005
Shareholder services fee--Class A Shares		61,249
Shareholder services fee--Class B Shares		74,228
Shareholder services fee--Class C Shares		22,633
Share registration costs		108,508
Printing and postage		80,211
Insurance premiums		1,325
Taxes		48,327
Miscellaneous		7,412

TOTAL EXPENSES		6,437,085

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,511,097)
Waiver of distribution services fee--Institutional Service Shares	(433,604)
Waiver of shareholder services fee--Institutional Shares	(954,478)
Waiver of transfer agent expense	(26,681)
Reimbursement of investment adviser fee	(6,390)

TOTAL WAIVERS AND REIMBURSEMENT		(2,932,250)

Net expenses			3,504,835

Net investment income			39,261,758

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(8,390,133)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			9,302,678

Net realized and unrealized gain on investments and foreign currency transactions			912,545

Change in net assets resulting from operations			$40,174,303

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,261,758	$27,507,535
Net realized gain (loss) on investments and foreign currency transactions	(8,390,133)	2,911,022
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	9,302,678	12,910,301

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,174,303	43,328,858

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(22,959,181)	(19,049,314)
Institutional Service Shares	(12,384,043)	(8,302,161)
Class A Shares	(1,325,398)	(39,737)
Class B Shares	(1,470,403)	(90,303)
Class C Shares	(449,381)	(28,223)
Distributions from net realized gain on investments and foreign currency transactions
Institutional Shares	(1,701,096)	--
Institutional Service Shares	(939,077)	--
Class A Shares	(37,668)	--
Class B Shares	(65,087)	--
Class C Shares	(22,825)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,354,159)	(27,509,738)

Share Transactions:
Proceeds from sale of shares	509,266,063	390,815,068
Proceeds from shares issued in connection with the tax-free transfer of assets from First Bank Chesterfield	--	4,491,019
Proceeds from shares issued in connection with the taxable transfer of assets from First Bank Chesterfield	--	2,870,369
Proceeds from shares issued in connection with the tax-free transfer of assets from Central National Bank of Enid	--	4,497,860
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank	8,424,916	--
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank	7,237,578	--
Net asset value of shares issued to shareholders in payment of distributions declared	17,441,159	8,600,068
Cost of shares redeemed	(279,687,892)	(181,008,248)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	262,681,824	230,266,136

Change in net assets	261,501,968	246,085,256

Net Assets:
Beginning of period	561,783,891	315,698,635

End of period (including undistributed net investment income of $769,716 and distributions in excess of net investment income of $(43,594), respectively)	$823,285,859	$561,783,891

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2002	Period Ended 11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.59	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.57	0.24

Less Distributions:
Distributions from net investment income	(0.58)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)	--

TOTAL DISTRIBUTIONS	(0.63)	(0.17)

Net Asset Value, End of Period	$10.62	$10.68

Total Return[2]	5.58%	2.29%

Ratios to Average Net Assets:

Expenses	0.85%	0.85%[3]

Net investment income	5.69%	5.82%[3]

Expense waiver/reimbursement[4]	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$60,728	$7,302

Portfolio turnover	74%	68%

1 Reflects operations for the period from August 16, 2001 (date of initial public investment) to November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2002	Period Ended 11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.52	0.31

Less Distributions:
Distributions from net investment income	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)	--

TOTAL DISTRIBUTIONS	(0.58)	(0.18)

Net Asset Value, End of Period	$10.62	$10.68

Total Return[2]	5.05%	2.90%

Ratios to Average Net Assets:

Expenses	1.35%	1.35%[3]

Net investment income	5.15%	5.13%[3]

Expense waiver/reimbursement[4]	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$52,396	$12,877

Portfolio turnover	74%	68%

1 Reflects operations for the period from August 3, 2001 (date of initial public investment) to November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2002	Period Ended 11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.52	0.30

Less Distributions:
Distributions from net investment income	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)	--

TOTAL DISTRIBUTIONS	(0.58)	(0.18)

Net Asset Value, End of Period	$10.62	$10.68

Total Return[2]	5.05%	2.82%

Ratios to Average Net Assets:

Expenses	1.35%	1.35%[3]

Net investment income	5.15%	5.07%[3]

Expense waiver/reimbursement[4]	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$14,287	$3,887

Portfolio turnover	74%	68%

1 Reflects operations for the period from August 2, 2001 (date of initial public investment) to
November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers five classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide total return.

On December 15, 2000, the Fund received a tax-free transfer of assets from First Bank Fixed-Income Fund B Common Trust and a taxable transfer of assets from First Bank Fixed-Income Fund D Collective Trust, as follows:

Institutional Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Collective Trust Fund Net Assets Received	Unrealized Depreciation Included in Tax-Free Net Assets Received	[1]
433,078	276,795	$4,491,019	$2,870,369	$122,578

1 Unrealized appreciation/depreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

Net Assets of Fund Prior to Combination	Net Assets of Common and Collective Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$321,807,689	$7,361,388	$329,169,077

On May 18, 2001, the Fund received a tax-free transfer of assets from Central Bank of Enid, a Common Trust Fund as follows:

Institutional Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[2]	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
431,243	$4,497,860	$22,545		$438,418,606	$4,497,860	$442,916,466

On November 15, 2002, the Fund received a tax-free transfer of assets from the Second National Bank Fiduciary Fixed-Income Fund Common Trust and a taxable transfer of assets from the Second National Bank Pension Fixed-Income Fund Common Trust, as follows:

Institutional Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
793,307	681,504	$8,424,916	$7,237,578	$602,283

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$797,294,442	$15,662,494	$812,956,936

1 Unrealized appreciation/depreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

2 Unrealized appreciation is included in the Common Trust Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust"), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital ga in distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to various book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulate Net Realized Gain (Loss)
$139,958	$(139,958)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of November 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$40,369,400

Long-term capital gains	$ 984,759

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 2,689,525

Undistributed long-term capital gains	--

Unrealized appreciation	$19,384,220

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the treatment of wash sales loss deferrals.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $5,619,497 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at November 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Merrill Lynch Mortgage Investors, Inc., 5.50%, 11/20/2029	5/11/1999	$192,621

Option One Mortgage Securities Corp., 9.66%, 9/26/2031	8/15/2001	$ 80,843

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,232,397	$2,344,360

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,846,348	$219,601,801	19,649,644	$207,084,621
Shares issued in connection with the tax-free transfer of assets from First Bank Chesterfield	--	--	433,078	4,491,019
Shares issued in connection with the taxable transfer of assets from First Bank Chesterfield	--	--	276,795	2,870,369
Shares issued in connection with the tax-free transfer of assets from Central Bank of Enid	--	--	431,243	4,497,860
Shares issued in connection with the tax-free transfer of assets from Second National Bank	793,307	8,424,916	--	--
Shares issued in connection with the taxable transfer of assets from Second National Bank	681,504	7,237,578	--	--
Shares issued to shareholders in payment of distributions declared	670,467	7,067,574	508,170	5,367,730
Shares redeemed	(13,823,673)	(145,580,142)	(11,514,355)	(121,309,299)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,167,953	$96,751,727	9,784,575	$103,002,300

Year Ended November 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	16,540,236	$174,121,973	15,058,031	$158,926,659
Shares issued to shareholders in payment of distributions declared	744,119	7,848,537	295,306	3,126,624
Shares redeemed	(11,278,182)	(118,693,308)	(5,583,961)	(58,957,507)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	6,006,173	$63,277,202	9,769,376	$103,095,776

Year Ended November 30	2002		2001[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,676,655	$59,830,843	689,585	$7,424,980
Shares issued to shareholders in payment of distributions declared	101,829	1,078,757	1,832	19,637
Shares redeemed	(744,683)	(7,876,926)	(7,884)	(84,302)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,033,801	$53,032,674	683,533	$7,360,315

Year Ended November 30	2002		2001[2]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,117,824	$43,403,771	1,260,111	$13,493,325
Shares issued to shareholders in payment of distributions declared	106,188	1,120,993	6,308	67,746
Shares redeemed	(496,620)	(5,238,118)	(60,902)	(653,067)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	3,727,392	$39,286,646	1,205,517	$12,908,004

Year Ended November 30	2002		2001[3]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,168,545	$12,307,675	362,565	$3,885,483
Shares issued to shareholders in payment of distributions declared	30,826	325,298	1,707	18,331
Shares redeemed	(218,232)	(2,299,398)	(375)	(4,073)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	981,139	$10,333,575	363,897	$3,899,741

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,916,458	$262,681,824	21,806,898	$230,266,136

1 Reflects operations for the period from August 16, 2001 (start of performance) to November 30, 2001.

2 Reflects operations for the period from August 3, 2001 (start of performance) to November 30, 2001.

3 Reflects operations for the period from August 2, 2001 (start of performance) to November 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares, Class A, Class B and Class C Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares, Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A	0.25%
Class B	0.75%
Class C	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government and short-term securities, (and in-kind contributions), for the year ended November 30, 2002, were as follows:

Purchases	$409,002,677

Sales	$179,831,624

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2002, were as follows:

Purchases	$294,208,261

Sales	$281,113,583

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $984,759 as long-term capital gain dividends for the fiscal year ended November 30, 2002.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Total Return Bond Fund as of November 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 7, 2003

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide). .

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796

28142 (1/03)

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

Established 1996

A Portfolio of Federated Total Return Series, Inc.

6TH ANNUAL REPORT

November 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Total Return Bond Fund

President's Message

Dear Shareholder:

I am pleased to present the sixth Annual Report of Federated Total Return Bond Fund to shareholders of the Institutional Shares and Institutional Service Shares classes. This report covers the 12-month reporting period ended November 30, 2002. It begins with a commentary by the fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Corp., which is followed by a listing of the fund's bond selections and the financial statements.

This fund is managed to offer shareholders total return opportunities. The multi-sector, all-in-one bond fund invests in a diversified portfolio of fixed-income securities consisting primarily of U.S. government obligations, investment-grade domestic corporate debt and investment-grade domestic mortgage-backed securities. The fund may also invest in domestic high-yield bonds and foreign fixed-income securities.1

I believe it is important for shareholders to realize the fund's objective is not only income, but total return. Total return combines both income and capital appreciation potential in contrast to emphasis on income only in the bond fund arena. Through an assessment of economic and market conditions and corporate earnings, fund managers allocate to the sectors and select the securities they expect to provide the best balance between risk and the greatest potential for returns.

During a year that was generally good for bond investors, the fund achieved a competitive return with minimal change in its net asset value. As of November 30, 2002, the fund's total net assets were $823.3 million.

1 International investing involves special risks, including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards. Lower-rated bonds involve a higher degree of credit risk than investment-grade bonds in return for higher yield potential.

Individual share class total return performance for the reporting period, including income and capital gain distributions, follows.2

	Total Return	Income	Capital Gain	Net Asset Value Change
Institutional Shares	6.10%	$0.633	$0.052	$10.68 to $10.62 = (0.56)%
Institutional Service Shares	5.79%	$0.602	$0.052	$10.68 to $10.62 = (0.56)%

Thank you for choosing Federated Total Return Bond Fund as a diversified, professionally managed way to participate in the total return opportunities of different sectors of the bond market. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2003

2 Past performance is no guarantee of future results. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

Joseph M. Balestrino

Senior Vice President

Federated Investment Management Corporation

Investment Review

[Shareholders' Note: The fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph M. Balestrino, who are experts in key bond market sectors: U.S. government--Christopher J. Smith, Vice President, Federated Investment Management Corp.; high-yield corporate bonds--Mark E. Durbiano, Senior Vice President, Federated Investment Management Corp.; and Donald T. Ellenberger, Vice President, Federated Investment Management Corp.]

The 12-month reporting period ended November 30, 2002 was positive for all high-quality, fixed-income investors. Interest rates fell across the entire majority spectrum, most notably in the two- to five-year maturity range. In general, the bond market could be characterized as exhibiting a significant "flight to quality" impact, specifically related to an assortment of terrorist activities, corporate accounting scandals, earnings shortfalls and intermittent economic indicator weakness. In such an uncertain environment, investor demand for high-quality debt securities stayed at a high level for much of the past year. Further augmenting the safety-conscious investor pattern was the fact that the Federal Reserve Board (the "Fed") lowered the federal funds target rate twice over the past 12 months in a continued effort to help stimulate the U.S. economy. Despite all of the financial market's volatility and seemingly negative corporate developments, it must be noted that most economic indicators had improved from the beginning to the end of the fund's reporting period. The most notable were improvements in manufacturing, jobless claims, commodity prices and year-over-year earnings' rates.

Overall, the fund had a good year in terms of performance. Institutional Shares and Institutional Service Shares posted total returns of 6.10% and 5.79. This exceeded the 5.33% average return of its peers in the Lipper Investment Grade Debt Funds category.1 However, over the reporting period the fund underperformed the 7.32% return for its benchmark, Lehman Brothers Aggregate Bond Index.2

The past year was not one of significant portfolio composition adjustments. The fund's duration,3 or sensitivity to interest rate movements, was generally maintained within a range of 95-105% of the Lehman Brothers Aggregate Bond Index duration. In addition, quality parameters were also maintained with a fairly constant overweight to the higher yielding corporate bond sector. Thus, the portfolio generated an income flow well in excess of either the Lehman Index or the Lipper peer group category.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

2 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original amount invested. Indexes are unmanaged and are rebalanced monthly by market capitalization. Investments cannot be made in an index.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to change in interest rates than securities of shorter durations.

Two Ways You May Seek to Invest for Success:

STRATEGY #1--With a lump sum investment of $35,000 in the Institutional Shares of Federated Total Return Bond Fund on 10/1/96, reinvesting your dividends, capital gains and without redemption of shares, your account would have been worth $55,380 on 11/30/02, with 7.79%1 average annual total return.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding dividends.

As of 9/30/02, the Institutional Shares' average annual 1-year, 5-year and since inception (10/1/96) total returns were 7.03%, 7.45% and 7.99%, respectively. The Institutional Service Shares' average annual 1-year, 5-year and since inception (10/1/96) total returns were 6.71%, 7.13% and 7.67%, respectively.

1 Total return represents the change in the value of an investment in Institutional Shares after reinvesting all income and capital gains. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STRATEGY #2--With a systematic investment plan, if you had started investing $5,000 annually in the Institutional Shares of Federated Total Return Bond Fund on 10/1/96, reinvesting your dividends, capital gains and no redemption of shares, your account would have reached a total value of $44,0471 by 11/30/02, though you would have invested only $35,000. You would have earned an average annual total return of 7.36% over the life of this systematic investment plan.

This practical systematic investment plan helps you pursue long-term performance from blue-chip stocks. Note that you did not commit a large sum of money to the stock market at any one time, and you have reinvested quarterly income. Your dollars accumulated shares over time and as of 11/30/02, you owned 4,148 shares. This plan allows the investor to buy shares at low and high prices, and use the market's volatility to their advantage. You can take it one step at a time.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. Past performance is no guarantee of future results.

Federated Total Return Bond Fund -- Institutional Shares

GROWTH OF A $100,000 INVESTMENT

The graph below illustrates the hypothetical investment of $100,0001 in the Federated Total Return Bond Fund (Institutional Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2002 compared to the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns for the Year Ended 11/30/2002
1 Year	6.10%
5 Years	7.06%
Start of Performance (10/1/1996)	7.77%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

Federated Total Return Bond Fund -- Institutional Service Shares

GROWTH OF A $25,000 INVESTMENT

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Total Return Bond Fund (Institutional Service Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2002 compared to the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns for the Year Ended 11/30/2002
1 Year	5.79%
5 Years	6.74%
Start of Performance (10/1/1996)	7.45%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

Portfolio of Investments

November 30, 2002

Principal Amount			Value
		CORPORATE BONDS--26.6%
		Aerospace & Defense--0.9%
$2,000,000		Boeing Capital Corp., 6.50%, 2/15/2012	$2,100,360
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,035,980
900,000		Raytheon Co., 8.20%, 3/1/2006	991,278
325,000		Raytheon Co., Note, 6.30%, 3/15/2005	339,999
2,425,000		Raytheon Co., Note, 6.75%, 8/15/2007	2,621,280

		TOTAL	7,088,897

		Air Transportation--1.1%
2,950,000		Delta Air Lines, Inc., Pass Thru Cert., 7.57%, 11/18/2010	2,886,132
750,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	616,410
1,391,260		Northwest Airlines Corp., 7.935%, 4/1/2019	1,511,256
702,878		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	741,480
1,800,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,839,060
2,000,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,525,000

		TOTAL	9,119,338

		Automotive--1.0%
1,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	1,790,582
100,000		Ford Holdings, Inc., Deb., 9.30%, 3/1/2030	101,182
200,000		Ford Motor Co., Deb., 6.50%, 8/1/2018	162,076
100,000		Ford Motor Co., Deb., 8.875%, 11/15/2022	98,258
200,000		Ford Motor Co., Deb., 8.90%, 1/15/2032	190,886
255,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	217,905
650,000		Hertz Corp., 8.25%, 6/1/2005	659,730
4,000,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	3,981,240
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	547,696
200,000		Johnson Controls, Inc., Sr. Note, 6.30%, 2/1/2008	216,700

		TOTAL	7,966,255

		Banking--2.1%
150,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	161,988
3,100,000		Astoria Financial Corp., 5.75%, 10/15/2012	3,000,614
Principal Amount			Value
		CORPORATE BONDS--continued
		Banking--continued
$2,750,000	[1,2]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	$3,271,675
200,000		Chase Manhattan Corp., Sub. Note, Series A, 6.50%, 7/8/2013	205,452
260,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	274,932
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,108,490
100,000		Key Bank, N.A., Sub. Note, 7.00%, 2/1/2011	109,026
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,329,460
1,481,776	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,612,944
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	316,581
3,750,000		U.S. Bank N.A., 6.30%, 2/4/2014	4,115,138

		TOTAL	17,506,300

		Beverage & Tobacco--0.1%
100,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	104,835
500,000		Philip Morris Cos., Inc., Note, 7.00%, 7/15/2005	531,615

		TOTAL	636,450

		Broadcast Radio & TV--1.6%
1,250,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	1,264,062
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,972,840
2,000,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	2,046,660
3,150,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	3,189,375
4,000,000		Univision Communications, Inc., 7.85%, 7/15/2011	4,413,280

		TOTAL	12,886,217

		Cable Television--0.2%
1,680,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,759,800

		Chemicals & Plastics--0.2%
137,000		Du Pont (E.I.) de Nemours & Co., Deb., 7.50%, 3/1/2033	140,457
500,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	149,474
1,600,000		Monsanto Co., 7.375%, 8/15/2012	1,654,368

		TOTAL	1,944,299

		Consumer Products--0.8%
4,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	4,345,000
2,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,264,900

		TOTAL	6,609,900

Principal Amount			Value
		CORPORATE BONDS--continued
		Ecological Services & Equipment--0.4%
$400,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	$417,904
1,300,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,378,052
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,059,880
750,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	834,413

		TOTAL	3,690,249

		Education--0.3%
1,800,000		Boston University, 7.625%, 7/15/2097	1,994,274
725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	849,040

		TOTAL	2,843,314

		Finance - Automotive--1.6%
2,000,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	1,989,520
250,000		Ford Motor Credit Co., Note, 6.20%, 1/23/2008	233,252
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	192,036
100,000		Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	89,459
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	190,508
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	1,933,780
3,850,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	3,743,932
1,000,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,045,540
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	186,184
200,000		General Motors Acceptance Corp., Note, 8.50%, 1/1/2003	200,886
3,000,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	3,049,590

		TOTAL	12,854,687

		Finance - Retail--0.8%
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,509,615
2,750,000		Household Finance Corp., Note, 6.75%, 5/15/2011	2,730,145
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	153,246
2,000,000		Sears Roebuck Acceptance Corp., 6.70%, 4/15/2012	1,903,280
700,000		Sears Roebuck Acceptance Corp., Bond, 7.00%, 6/1/2032	605,731
100,000		Sears Roebuck Acceptance Corp., Unsub., 6.25%, 5/1/2009	93,949

		TOTAL	6,995,966

		Financial Intermediaries--1.6%
600,000		Aetna, Inc., Sr. Deb., 6.75%, 9/15/2013	637,836
100,000		Bank of New York Co., Inc., Sr. Sub. Note, Series D, 7.75%, 10/27/2015	104,312
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$400,000		Bankers Trust Corp., Sub. Note, 8.25%, 5/1/2005	$439,748
150,000		Bear Stearns Cos., Inc., Sr. Note, 6.125%, 2/1/2003	151,147
100,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.625%, 12/7/2009	113,132
3,100,000		Capital One Financial Corp., Sr. Note, 7.25%, 12/1/2003	3,088,375
65,000		Citigroup Capital II, Company Guarantee, 7.75%, 12/1/2036	67,554
2,000,000	[1,2]	Fidelity Investments, Bond, 7.57%, 6/15/2029	2,290,440
1,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,618,455
100,000		Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	108,863
400,000		Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	432,620
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	100,171
100,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	111,659
750,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	767,970
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	312,773
200,000		Merrill Lynch & Co., Inc., Note, 6.33%, 2/25/2014	202,036
600,000		Salomon Smith Barney Holdings, Inc., Note, Series J, 8.00%, 2/11/2010	606,492
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,395,935

		TOTAL	13,549,518

		Financial Services--0.9%
120,000		FINOVA Group, Inc., Sr. Secd. Note, 7.50%, 11/15/2009	42,000
2,000,000		MBNA Corp., 7.50%, 3/15/2012	2,053,880
100,000		Morgan Stanley, Unsub., 6.75%, 4/15/2011	107,900
4,500,000		SLM Corporation, 5.625%, 4/10/2007	4,822,605

		TOTAL	7,026,385

		Food & Drug Retailers--0.1%
150,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	167,570
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	190,700
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	257,168
295,000		Safeway, Inc., 6.05%, 11/15/2003	303,779

		TOTAL	919,217

		Food Products--0.8%
3,500,000		Kellogg Co., 7.45%, 4/1/2031	4,158,910
950,000		Kraft Foods, Inc., 5.625%, 11/1/2011	991,116
1,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,093,610

		TOTAL	6,243,636

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--0.4%
$2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	$2,985,192

		Health Care--0.6%
410,000		Guidant Corp., 6.15%, 2/15/2006	435,953
2,900,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	2,884,746
1,500,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	1,667,670

		TOTAL	4,988,369

		Industrial Products & Equipment--0.8%
2,750,000		Textron Financial Corp., 5.875%, 6/1/2007	2,832,858
100,000		Textron Financial Corp., Note, Series MTNE, 5.95%, 3/15/2004	102,914
3,000,000		Tyco International Group, 6.375%, 10/15/2011	2,647,500
750,000		Tyco International Group, Note, 4.95%, 8/1/2003	728,438

		TOTAL	6,311,710

		Insurance--0.6%
600,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	462,546
3,750,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	3,860,362
400,000		Hartford Life, Inc., Note, 7.10%, 6/15/2007	432,728
360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	381,877

		TOTAL	5,137,513

		Leisure & Entertainment--0.4%
2,000,000		International Speedway Corp., 7.875%, 10/15/2004	2,130,380
1,400,000		Viacom, Inc., 5.625%, 8/15/2012	1,451,394

		TOTAL	3,581,774

		Machinery & Equipment--0.0%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	67,361
300,000		Caterpillar, Inc., Sr. Deb., 7.25%, 9/15/2009	340,362

		TOTAL	407,723

		Metals & Mining--0.7%
1,534,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,733,972
415,000		Inco Ltd., Note, 9.60%, 6/15/2022	438,003
2,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,099,260
1,200,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	1,270,075

		TOTAL	5,541,310

Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--1.3%
$100,000		BP Amoco PLC, Deb., 8.75%, 3/1/2032	$132,953
2,000,000		Conoco, Inc., 7.25%, 10/15/2031	2,280,620
4,400,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	5,021,808
250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	273,410
1,650,000		Pemex Project Funding Master Trust, Company Guarantee, 9.125%, 10/13/2010	1,827,375
750,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	830,108

		TOTAL	10,366,274

		Pharmaceutical--0.1%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	453,760

		Printing & Publishing--0.4%
300,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	332,715
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,762,335
1,200,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	1,311,132

		TOTAL	3,406,182

		Rail Industry--0.3%
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,094,607

		Real Estate--0.9%
2,250,000		EOP Operating LP, 7.375%, 11/15/2003	2,340,292
2,750,000		EOP Operating LP, 7.75%, 11/15/2007	3,064,490
1,440,000	[1,2]	Simon Property Group, Inc., 6.35%, 8/28/2012	1,456,603
750,000		Sun Communities, Inc., Medium-Term Note, 6.77%, 5/16/2005	771,563

		TOTAL	7,632,948

		Retailers--0.0%
100,000		Sears, Roebuck & Co., Deb., 9.375%, 11/1/2011	102,601
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	314,000

		TOTAL	416,601

		Services--0.0%
248,000		Stewart Enterprises, Inc., Note, 6.40%, 5/1/2003	249,240

		Sovereign--0.5%
5,300,000		New South Wales, State of, Local Govt. Guarantee, 6.50%, 5/1/2006	3,077,006
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	1,071,470

		TOTAL	4,148,476

Principal Amount			Value
		CORPORATE BONDS--continued
		Steel--0.2%
$2,000,000		Allegheny Technologies, Inc., Note, 8.375%, 12/15/2011	$1,939,100

		Supranational--0.1%
1,000,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,064,560

		Technology Services--1.1%
2,000,000		Computer Sciences Corp., 7.375%, 6/15/2011	2,224,440
150,000		International Business Machines Corp., Deb., 8.375%, 11/1/2019	184,313
3,100,000	[3]	International Business Machines Corp., Note, 6.45%, 8/1/2007	3,424,260
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	115,774
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,887,500

		TOTAL	8,836,287

		Telecommunications & Cellular--2.2%
620,000		Airtouch Communications, Inc., 6.65%, 5/1/2008	658,068
3,000,000		AT&T Corp., 7.30%, 11/15/2011	3,037,500
1,800,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	2,038,500
2,300,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	2,273,918
115,000		GTE Corp., Deb., 7.83%, 5/1/2023	116,848
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	105,563
1,000,000	[4]	MetroNet Communications Corp., Sr. Note, 10.625%, 11/1/2008	150,000
600,000	[4]	MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	93,000
200,000		New York Telephone Co., Deb., 7.00%, 8/15/2025	181,104
200,000		Pacific Bell, Deb., 7.375%, 6/15/2025	202,102
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	203,884
250,000		Sprint Capital Corp., 5.875%, 5/1/2004	249,063
1,100,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	987,250
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	2,621,250
1,462,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	1,553,375
3,400,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	3,735,784

		TOTAL	18,207,209

		Utilities--1.5%
600,000		Cincinnati Gas and Electric Co., Note, 6.35%, 6/15/2003	604,896
100,000		Consolidated Edison Co., Deb., Series B, 7.50%, 9/1/2010	114,529
3,250,000		FirstEnergy Corp., 7.375%, 11/15/2031	3,159,910
Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--continued
$100,000		Florida Power & Light Co., 1st Mtg. Bond, 7.75%, 2/1/2023	$103,320
1,050,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	848,689
160,000		Interstate Power Co., 1st Mtg. Bond, 8.625%, 9/15/2021	167,990
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	224,338
98,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series A, 6.75%, 11/1/2023	99,450
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	219,146
250,000	[1,2]	Oncor, Inc., 6.375%, 5/1/2012	256,883
3,250,000	[1,2]	Oncor, Inc., 7.00%, 9/1/2022	3,144,375
200,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 10/1/2023	200,250
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,015,000
100,000		Virginia Electric & Power Co., 1st Ref. Mtg., Series D, 7.50%, 6/1/2023	103,155
100,000		West Penn Power Co., Note, Series A, 6.375%, 6/1/2004	88,883
230,000		Wisconsin Electric Power Co., 1st Mtg. Bond, 7.125%, 3/15/2016	230,768
350,000		Wisconsin Power & Light, Note, 7.00%, 6/15/2007	386,754

		TOTAL	11,968,336

		TOTAL CORPORATE BONDS (IDENTIFIED COST $214,272,729)	219,377,599

		ASSET-BACKED SECURITIES--0.8%
		Structured Product--0.6%
601,722	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	628,516
2,000,000		Chase Credit Card Owner Trust, Class A, 6.66%, 1/15/2007	2,119,040
750,000		Citibank Credit Card Master Trust 1997-6, Class A, 6.323%, 8/15/2006	720,367
1,900,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	764,788
197,947	[1]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	118,768
80,850	[1]	Option One Mortgage Securities Corp. 1999-4, Class CTF, 9.66%, 9/26/2031	80,941

		TOTAL	4,432,420

		Whole Loan--0.2%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,599,900
270,746	[1,2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.0683%, 1/28/2025	209,322

		TOTAL	1,809,222

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,124,687)	6,241,642

Principal Amount			Value
		GOVERNMENT AGENCIES--7.6%
$400,000		Federal Home Loan Bank System, Bond, 3.24%, 3/30/2006	$399,688
100,000		Federal Home Loan Bank System, Bond, 4.125%, 9/22/2009	103,179
100,000		Federal Home Loan Bank System, Bond, 6.46%, 3/7/2011	101,183
200,000		Federal Home Loan Bank System, Bond, Series 1S07, 4.00%, 10/10/2007	200,006
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	217,668
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	107,847
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	604,186
20,000,000		Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	21,177,200
9,000,000		Federal Home Loan Mortgage Corp., 5.75%, 3/15/2009	9,797,490
2,500,000		Federal Home Loan Mortgage Corp., 6.625%, 9/15/2009	2,845,950
100,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 6/24/2008	102,266
100,000		Federal Home Loan Mortgage Corp., Note, 3.05%, 7/15/2004	100,703
8,500,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011	9,102,650
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.00%, 2/13/2017	204,486
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 8.00%, 3/28/2012	207,960
5,000,000		Federal National Mortgage Association, 8.30%, 5/27/2010	5,148,850
300,000		Federal National Mortgage Association, Medium-Term Note, Series MTN, 6.27%, 2/13/2008	302,523
8,000,000		Federal National Mortgage Association, Note, 5.50%, 2/15/2006	8,604,000
200,000		Federal National Mortgage Association, Unsecd. Note, 3.32%, 3/4/2004	200,850
1,900,000		Federal National Mortgage Association, Unsecd. Note, 6.50%, 8/15/2004	2,038,377
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,075,960

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $57,822,851)	62,643,022

		SOVEREIGN GOVERNMENT--2.6%
4,600,000		Austria, Government of, Bond, 5.00%, 1/15/2008	4,799,391
3,000,000		Canada, Government of, 5.00%, 9/1/2004	1,974,281
4,700,000		Germany, Government of, Bond, 4.00%, 2/16/2007	4,717,765
4,850,000		Italy, Government of, 4.50%, 5/1/2009	4,901,092
4,500,000		Italy, Government of, Bond, 5.50%, 11/1/2010	4,794,153

		TOTAL SOVEREIGN GOVERNMENT (IDENTIFIED COST $19,951,935)	21,186,682

		U.S. TREASURY SECURITIES--11.1%
		U.S. Treasury Bonds--8.1%
300,000		United States Treasury Bond, 11.75%, 11/15/2014	441,231
300,000		United States Treasury Bond, 6.75%, 8/15/2026	361,719
Principal Amount or Shares			Value
		U.S. TREASURY SECURITIES--continued
		U.S. Treasury Bonds--continued
$1,210,000		United States Treasury Bond, 8.75%, 5/15/2017	$1,692,016
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,468,948
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,481,772
1,400,000		United States Treasury Bond, 9.875%, 11/15/2015	2,094,582
1,830,000		United States Treasury Bond, 8.125%, 8/15/2019	2,459,575
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,579,214
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,222,132
3,000,000		United States Treasury Bond, 6.125%, 11/15/2027	3,374,970
3,700,000		United States Treasury Bond, 8.125%, 5/15/2021	5,013,426
6,000,000		United States Treasury Bond, 6.25%, 5/15/2030	6,909,540
8,000,000		United States Treasury Bond, 5.50%, 8/15/2028	8,310,160
27,250,000		United States Treasury Bond, 5.375%, 2/15/2031	28,597,240

		TOTAL	67,006,525

		U.S. Treasury Notes--3.0%
8,000,000		United States Treasury Note, 3.50%, 11/15/2006	8,162,400
16,864,000		United States Treasury Note, 4.00%, 11/15/2012	16,579,336

		TOTAL	24,741,736

		TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $87,330,501)	91,748,261

		PREFERRED STOCKS--0.1%
		Financial Intermediaries--0.1%
21,000		Citigroup, Inc., Cumulative Pfd. (IDENTIFIED COST $1,003,086)	1,038,188

		WARRANTS--0.0%
4,750	[4]	Arcadia Financial Ltd., Warrants (IDENTIFIED COST $0)	48

Shares			Value
		MUTUAL FUNDS--50.7%
29,614,806		Federated Mortgage Core Portfolio	$303,551,764
13,892,229		High Yield Bond Portfolio	84,881,522
28,563,651		Prime Value Obligations Fund, Class IS	28,563,651

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $408,556,180)	416,996,937

		TOTAL INVESTMENTS (IDENTIFIED COST $796,061,969)[5]	$819,232,379

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2002, these securities amounted to $15,096,231 which represents 1.8% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $14,896,522 which represents 1.8% of net assets.

2 Denotes a security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Non-income producing.

5 The cost of investments for federal tax purposes amounts to $799,872,349. The net unrealized appreciation of investments on a federal tax basis amounts to $19,360,030 which is comprised of $25,751,410 appreciation and $6,391,380 depreciation at November 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($823,285,859) at November 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2002

Assets:
Total investments in securities, at value (identified cost $796,061,969)		$819,232,379
Cash denominated in foreign currency (identified cost $497,010)		499,890
Short-term investments held as collateral for securities lending		2,344,360
Income receivable		5,718,186
Receivable for shares sold		1,299,625

TOTAL ASSETS		829,094,440

Liabilities:
Payable for shares redeemed	$1,337,938
Payable to bank	9,906
Income distribution payable	1,932,310
Payable on collateral due to broker	2,344,360
Accrued expenses	184,067

TOTAL LIABILITIES		5,808,581

Net assets for 77,511,458 shares outstanding		$823,285,859

Net Assets Consist of:
Paid in capital		$808,763,920
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		23,194,599
Accumulated net realized loss on investments and foreign currency transactions		(9,442,376)
Undistributed net investment income		769,716

TOTAL NET ASSETS		$823,285,859

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($442,667,816 ÷ 41,677,086 shares outstanding)		$10.62

Offering price per share		$10.62

Redemption proceeds per share		$10.62

Institutional Service Shares:
Net asset value per share ($253,206,901 ÷ 23,839,093 shares outstanding)		$10.62

Offering price per share		$10.62

Redemption proceeds per share		$10.62

Class A Shares:
Net asset value per share ($60,728,003 ÷ 5,717,334 shares outstanding)		$10.62

Offering price per share (100/95.50 of $10.62)[1]		$11.12

Redemption proceeds per share		$10.62

Class B Shares:
Net asset value per share ($52,396,401 ÷ 4,932,909 shares outstanding)		$10.62

Offering price per share		$10.62

Redemption proceeds per share (94.50/100 of $10.62)[1]		$10.04

Class C Shares:
Net asset value per share ($14,286,738 ÷ 1,345,036 shares outstanding)		$10.62

Offering price per share		$10.62

Redemption proceeds per share (99.00/100 of $10.62)[1]		$10.51

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2002

Investment Income:
Dividends			$19,921,922
Interest (including income on securities loaned of $75,316; net of foreign taxes withheld of $10,076)			22,844,671

TOTAL INCOME			42,766,593

Expenses:
Investment adviser fee		$2,647,351
Administrative personnel and services fee		497,702
Custodian fees		45,812
Transfer and dividend disbursing agent fees and expenses		288,341
Directors'/Trustees' fees		6,232
Auditing fees		12,233
Legal fees		7,087
Portfolio accounting fees		138,112
Distribution services fee--Institutional Service Shares		542,005
Distribution services fee--Class A Shares		61,249
Distribution services fee--Class B Shares		222,686
Distribution services fee--Class C Shares		67,899
Shareholder services fee--Institutional Shares		954,478
Shareholder services fee--Institutional Service Shares		542,005
Shareholder services fee--Class A Shares		61,249
Shareholder services fee--Class B Shares		74,228
Shareholder services fee--Class C Shares		22,633
Share registration costs		108,508
Printing and postage		80,211
Insurance premiums		1,325
Taxes		48,327
Miscellaneous		7,412

TOTAL EXPENSES		6,437,085

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,511,097)
Waiver of distribution services fee--Institutional Service Shares	(433,604)
Waiver of shareholder services fee--Institutional Shares	(954,478)
Waiver of transfer agent expense	(26,681)
Reimbursement of investment adviser fee	(6,390)

TOTAL WAIVERS AND REIMBURSEMENT		(2,932,250)

Net expenses			3,504,835

Net investment income			39,261,758

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(8,390,133)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			9,302,678

Net realized and unrealized gain on investments and foreign currency transactions			912,545

Change in net assets resulting from operations			$40,174,303

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,261,758	$27,507,535
Net realized gain (loss) on investments and foreign currency transactions	(8,390,133)	2,911,022
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	9,302,678	12,910,301

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,174,303	43,328,858

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(22,959,181)	(19,049,314)
Institutional Service Shares	(12,384,043)	(8,302,161)
Class A Shares	(1,325,398)	(39,737)
Class B Shares	(1,470,403)	(90,303)
Class C Shares	(449,381)	(28,223)
Distributions from net realized gain on investments and foreign currency transactions
Institutional Shares	(1,701,096)	--
Institutional Service Shares	(939,077)	--
Class A Shares	(37,668)	--
Class B Shares	(65,087)	--
Class C Shares	(22,825)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,354,159)	(27,509,738)

Share Transactions:
Proceeds from sale of shares	509,266,063	390,815,068
Proceeds from shares issued in connection with the tax-free transfer of assets from First Bank Chesterfield	--	4,491,019
Proceeds from shares issued in connection with the taxable transfer of assets from First Bank Chesterfield	--	2,870,369
Proceeds from shares issued in connection with the tax-free transfer of assets from Central National Bank of Enid	--	4,497,860
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank	8,424,916	--
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank	7,237,578	--
Net asset value of shares issued to shareholders in payment of distributions declared	17,441,159	8,600,068
Cost of shares redeemed	(279,687,892)	(181,008,248)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	262,681,824	230,266,136

Change in net assets	261,501,968	246,085,256

Net Assets:
Beginning of period	561,783,891	315,698,635

End of period (including undistributed net investment income of $769,716 and distributions in excess of net investment income of $(43,594), respectively)	$823,285,859	$561,783,891

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended	Year Ended September 30,
	2002	2001	11/30/2000 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$10.68	$10.25	$10.16	$10.18	$10.90	$10.32
Income From Investment Operations:
Net investment income	0.64	0.67	0.12	0.69	0.63	0.64
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	0.43	0.09	(0.01)	(0.70)	0.58

TOTAL FROM INVESTMENT OPERATIONS	0.62	1.10	0.21	0.68	(0.07)	1.22

Less Distributions:
Distributions from net investment income	(0.63)	(0.67)	(0.12)	(0.69)	(0.63)	(0.64)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)	--	--	(0.01)	(0.02)	--

TOTAL DISTRIBUTIONS	(0.68)	(0.67)	(0.12)	(0.70)	(0.65)	(0.64)

Net Asset Value, End of Period	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90

Total Return[3]	6.10%	10.99%	2.03%	6.96%	(0.63)%	12.21%

Ratios to Average Net Assets:
Expenses	0.35%	0.35%	0.35%[4]	0.35%	0.35%	0.32%

Net investment income	6.10%	6.32%	6.89%[4]	6.85%	6.10%	6.03%

Expense waiver/reimbursement[5]	0.48%	0.48%	0.50%[4]	0.48%	0.62%	1.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$442,668	$347,242	$233,016	$203,864	$145,428	$98,496

Portfolio turnover	74%	68%	9%	49%	97%	75%

1 The fund changed its fiscal year end from September 30 to November 30.

2 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended	Year Ended September 30,
	2002	2001	11/30/2000 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$10.68	$10.25	$10.16	$10.18	$10.90	$10.32
Income From Investment Operations:
Net investment income	0.61	0.64	0.11	0.66	0.60	0.61
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	0.43	0.09	(0.01)	(0.70)	0.58

TOTAL FROM INVESTMENT OPERATIONS	0.59	1.07	0.20	0.65	(0.10)	1.19

Less Distributions:
Distributions from net investment income	(0.60)	(0.64)	(0.11)	(0.66)	(0.60)	(0.61)
Distributions from net realized gain on investments and foreign currency transactions	(0.05)	--	--	(0.01)	(0.02)	--

TOTAL DISTRIBUTIONS	(0.65)	(0.64)	(0.11)	(0.67)	(0.62)	(0.61)

Net Asset Value, End of Period	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90

Total Return[3]	5.79%	10.66%	1.98%	6.64%	(0.93)%	11.87%

Ratios to Average Net Assets:
Expenses	0.65%	0.65%	0.65%[4]	0.65%	0.65%	0.63%

Net investment income	5.80%	5.99%	6.58%[4]	6.64%	5.80%	5.70%

Expense waiver/reimbursement[5]	0.43%	0.43%	0.45%[4]	0.43%	0.57%	1.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$253,207	$190,476	$82,682	$75,687	$21,376	$13,425

Portfolio turnover	74%	68%	9%	49%	97%	75%

1 The fund changed its fiscal year end from September 30 to November 30.

2 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2002

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers five classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide total return.

On December 15, 2000, the Fund received a tax-free transfer of assets from First Bank Fixed-Income Fund B Common Trust and a taxable transfer of assets from First Bank Fixed-Income Fund D Collective Trust, as follows:

Institutional Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Collective Trust Fund Net Assets Received	Unrealized Depreciation Included in Tax-Free Net Assets Received	[1]
433,078	276,795	$4,491,019	$2,870,369	$122,578

1 Unrealized appreciation/depreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

Net Assets of Fund Prior to Combination	Net Assets of Common and Collective Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$321,807,689	$7,361,388	$329,169,077

On May 18, 2001, the Fund received a tax-free transfer of assets from Central Bank of Enid, a Common Trust Fund as follows:

Institutional Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[2]	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
431,243	$4,497,860	$22,545		$438,418,606	$4,497,860	$442,916,466

2 Unrealized appreciation is included in the Common Trust Fund Net Assets Received amount shown above.

On November 15, 2002, the Fund received a tax-free transfer of assets from the Second National Bank Fiduciary Fixed-Income Fund Common Trust and a taxable transfer of assets from the Second National Bank Pension Fixed-Income Fund Common Trust, as follows:

Institutional Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
793,307	681,504	$8,424,916	$7,237,578	$602,283

1 Unrealized appreciation/depreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$797,294,442	$15,662,494	$812,956,936

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust"), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to various book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$139,958	$(139,958)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of November 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$40,369,400

Long-term capital gains	$ 984,759

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 2,689,525

Undistributed long-term capital gains	--

Unrealized appreciation	$19,384,220

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of wash sales loss deferrals.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $5,619,497 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at November 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Merrill Lynch Mortgage Investors, Inc., 5.50%, 11/20/2029	5/11/1999	$192,621

Option One Mortgage Securities Corp., 9.66%, 9/26/2031	8/15/2001	$ 80,843

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,232,397	$2,344,360

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,846,348	$219,601,801	19,649,644	$207,084,621
Shares issued in connection with the tax-free transfer of assets from First Bank Chesterfield	--	--	433,078	4,491,019
Shares issued in connection with the taxable transfer of assets from First Bank Chesterfield	--	--	276,795	2,870,369
Shares issued in connection with the tax-free transfer of assets from Central Bank of Enid	--	--	431,243	4,497,860
Shares issued in connection with the tax-free transfer of assets from Second National Bank	793,307	8,424,916	--	--
Shares issued in connection with the taxable transfer of assets from Second National Bank	681,504	7,237,578	--	--
Shares issued to shareholders in payment of distributions declared	670,467	7,067,574	508,170	5,367,730
Shares redeemed	(13,823,673)	(145,580,142)	(11,514,355)	(121,309,299)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,167,953	$96,751,727	9,784,575	$103,002,300

Year Ended November 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	16,540,236	$174,121,973	15,058,031	$158,926,659
Shares issued to shareholders in payment of distributions declared	744,119	7,848,537	295,306	3,126,624
Shares redeemed	(11,278,182)	(118,693,308)	(5,583,961)	(58,957,507)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	6,006,173	$63,277,202	9,769,376	$103,095,776

Year Ended November 30	2002		2001[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,676,655	$59,830,843	689,585	$7,424,980
Shares issued to shareholders in payment of distributions declared	101,829	1,078,757	1,832	19,637
Shares redeemed	(744,683)	(7,876,926)	(7,884)	(84,302)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,033,801	$53,032,674	683,533	$7,360,315

Year Ended November 30	2002		2001[2]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,117,824	$43,403,771	1,260,111	$13,493,325
Shares issued to shareholders in payment of distributions declared	106,188	1,120,993	6,308	67,746
Shares redeemed	(496,620)	(5,238,118)	(60,902)	(653,067)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	3,727,392	$39,286,646	1,205,517	$12,908,004

Year Ended November 30	2002		2001[3]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,168,545	$12,307,675	362,565	$3,885,483
Shares issued to shareholders in payment of distributions declared	30,826	325,298	1,707	18,331
Shares redeemed	(218,232)	(2,299,398)	(375)	(4,073)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	981,139	$10,333,575	363,897	$3,899,741

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,916,458	$262,681,824	21,806,898	$230,266,136

1 Reflects operations for the period from August 16, 2001 (start of performance) to November 30, 2001.

2 Reflects operations for the period from August 3, 2001 (start of performance) to November 30, 2001.

3 Reflects operations for the period from August 2, 2001 (start of performance) to November 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares, Class A, Class B and Class C Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares, Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A	0.25%
Class B	0.75%
Class C	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government and short-term securities, (and in-kind contributions), for the year ended November 30, 2002, were as follows:

Purchases	$409,002,677

Sales	$179,831,624

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2002, were as follows:

Purchases	$294,208,261

Sales	$281,113,583

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $984,759 as long-term capital gain dividends for the fiscal year ended November 30, 2002.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. as of November 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Total Return Bond Fund as of November 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 7, 2003

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position:Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

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